Corporate transactions	12 Months Ended
Dec. 31, 2022
Corporate transactions
Corporate transactions

D1Corporate transactions

D1.1  Gain (loss) attaching to corporate transactions

Corporate transactions include those associated with the disposal of the Group’s entities amongst other items. Where there is a disposal, income and expenses of entities sold during the year are included in the income statement up to the date of disposal. The gain or loss on disposal is calculated as the difference between sale proceeds net of selling costs, less the net assets of the entity at the date of disposal, adjusted for foreign exchange movements attaching to the sold entity that are required to be recycled to the income statement under IAS 21.

	2022 $m	2021 $m	2020 $m
Gain (loss) attaching to corporate transactions as shown separately on the Consolidated income statementnote	55	(35)	(30)
Loss arising on reinsurance transaction undertaken by the Hong Kong business	(44)	(59)	765
Total gain (loss) attaching to corporate transactionsnote B1.1	11	(94)	735

Note

The gain (loss) attaching to corporate transactions largely comprises a gain of $62 million (2021: $23 million) from the sale of shares relating to the Group’s retained interest in Jackson post the demerger. Other corporate transactions in 2021 largely represent costs associated with the demerger of Jackson.

D1.2  Discontinued US operations

On 13 September 2021, the Group completed the separation of its US operations (Jackson) through a demerger. In accordance with IFRS 5 ‘Non-current Assets Held for Sale and Discontinued Operations’, the US operations were classified as discontinued. The 2021 income statement included the results of Jackson up to 13 September 2021, the date of demerger.

The retained interest in Jackson is reported within the Consolidated statement of financial position as a financial investment at fair value and is included in ‘Unallocated to a segment (central operations)’ for segmental analysis. This investment has been classified as available-for-sale under IAS 39. During 2022, transactions reduced the Group’s holding to 9.2 per cent (both voting and economic interest) at 31 December 2022 (31 December 2021: 18.4 per cent economic interest with 18.5 per cent voting interest). The fair value of the Group’s holding at 31 December 2022 was $266 million (31 December 2021: $683 million).

The results for the discontinued US operations presented in the consolidated financial statements up to the demerger in September 2021 are analysed below.

(a)Income statement

	2021 $m	2020 $m
Total revenue, net of reinsurance	45,972	19,763
Total charge, net of reinsurance	(43,655)	(20,523)
Profit (loss) before tax	2,317	(760)
Tax (charge) credit	(363)	477
Profit (loss) after tax	1,954	(283)
Remeasurement to fair valuenote (i)	(8,259)	—
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled from other comprehensive incomenote (ii)	1,278	—
Loss for the year	(5,027)	(283)
Attributable to:
Equity holders of the Company	(4,234)	(340)
Non-controlling interests	(793)	57
Loss for the year	(5,027)	(283)

Notes

(i)

The loss on remeasurement to fair value on demerger was recognised in accordance with IFRIC 17 'Distributions of non-cash assets to owners' with the fair value determined with reference to the opening quoted price of Jackson shares on the New York Stock Exchange as at the date of demerger on 13 September 2021.

(ii)

In accordance with IFRS, as a result of the demerger of Jackson, accumulated balances previously recognised through other comprehensive income relating to financial instruments held by Jackson classified as available-for-sale and historical net investment hedges were recycled from other comprehensive income to the results of discontinued operations in the Consolidated income statement. Total shareholders’ equity is unchanged as a result of this recycling.

(b)Total comprehensive income

	2021 $m	2020 $m
Loss for the year	(5,027)	(283)
Other comprehensive loss:
Valuation movements on available-for-sale debt securities, net of related tax and change in DAC	(763)	292
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled through profit or loss at the point of demerger	(1,278)	—
Other comprehensive (loss) income for the year	(2,041)	292
Total comprehensive (loss) income for the year	(7,068)	9
Attributable to:
Equity holders of the Company	(6,283)	(40)
Non-controlling interests	(785)	49
Total comprehensive (loss) income for the year	(7,068)	9

(c)Cash flows

	2021 $m	2020 $m
Net cash flows from operating activities	(423)	(807)
Net cash flows from investing activities	—	(2)
Net cash flows from financing activitiesnote	2,329	470
Cash divested upon demerger	(3,527)	—
Net decrease in cash and cash equivalents	(1,621)	(339)
Cash and cash equivalents at 1 Jan	1,621	1,960
Cash and cash equivalents at 31 Dec	—	1,621

Note

Financing activities in 2021 largely reflected the issuance of debt of $2,350 million. No dividends were paid by Jackson during 2021 prior to demerger.